Audit Information	12 Months Ended
Dec. 31, 2023
Auditor Information [Abstract]
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.R.L.
Auditor Location	Buenos Aires, Argentina
Auditor Firm ID	1449